Gain on sale of assets (Tables)	12 Months Ended
Dec. 31, 2020
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of detailed information on sale of assets

Total proceeds	$1,000
Less: Disposition costs	(12)
Net proceeds	988
Less: Net book value of disposed assets	(820)
Gain on sale of UAV assets	$168